Share-Based Compensation - RSU Activity (Details) - Restricted shares units	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Number of restricted shares
Unvested restricted shares outstanding at beginning of the year (in shares) | shares	32,368,333
Granted (in shares) | shares	57,892,563
Vested (in shares) | shares	9,757,842
Forfeited (in shares) | shares	29,777,142
Unvested restricted shares outstanding at end of the year (in shares) | shares	50,725,912
Vested or expected to vest (in shares) | shares	50,725,912
Weighted average grant date fair value
Unvested restricted shares outstanding at beginning of the year (in dollars per share) | $ / shares	$ 0.26
Granted (in dollars per share) | $ / shares	0.16
Vested (in dollars per share) | $ / shares	0.25
Forfeited (in dollars per share) | $ / shares	0.18
Unvested restricted shares outstanding at end of the year (in dollars per share) | $ / shares	0.20
Vested or expected to vest (in dollars per share) | $ / shares	$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | $	$ 7,834,190